LITIGATION	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
LITIGATION

NOTE 9: LITIGATION

We are not a party to any pending material legal proceedings, except as follow:

Washington Prime Group, Inc.(“WPG”), a successor in interest to Simon Property Group, L.P., commenced an action in the Marion Superior Court, County of Marion, State of Indiana against the Company alleging default on 36 commercial leases which the Company had entered into in 36 separate shopping mall locations across the United States. Plaintiff alleges damages from unpaid rent of $892,332. Plaintiff is seeking a judgment from the Court to collect said unpaid rent plus attorneys’ fees and other costs of collection. On September 18,2020, the Parties entered into a settlement agreement with respect to this lawsuit. Subject to the terms, conditions, and provisions of the settlement Agreement, Mobiquity paid WPG One Hundred Thousand Dollars and No/100 Cents ($100,000.00).

In the Supreme Court of New York, county of Nassau, Carter, Deluca & Farrell LP, a law firm filed a summons and Complaint against the Company seeking $113,654 in past due legal fees allegedly owed. The Company disputed the amount owed to said firm. On March 13, 2020, the Company entered into a settlement agreement and paid the law firm $60,000 to settle the lawsuit.

The Company’s wholly-owned subsidiary, Advangelists LLC is a defendant in a lawsuit filed in Tel Aviv brought by the Plaintiff Fyber Monetization, a private Israeli company, in the business of digital advertising. In its statement of claim, Fyber alleges June through November 3 of 2019 unpaid invoices totaling $584,945 US Dollars. Advangelists has disputed any monies being owed and it intends to vigorously defend this lawsuit.

FunCorp Limited has filed a lawsuit in Superior Court, State of Washington, County of King alleging Advangelists owes for services rendered unpaid invoices totaling $42,464. Advangelists has disputed any monies being owed and it intends to vigorously defend this lawsuit.